REVENUE	12 Months Ended
Nov. 30, 2011
Accounting Policies [Abstract]
Note 4. REVENUE

The Company realized $22,000 as revenue during the year ended November 30, 2011 per agreement with Ogrodnictwo Piotr Walkowiak dated September 27, 2010 for cultivation of mushrooms. The agreement expired during October, 2011.